Lazard Emerging Markets Equity Portfolio
Lazard Emerging Markets Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lazard Emerging Markets Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lazard Emerging Markets Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	0.25%	none
Other Expenses	0.09%	0.12%	0.09%	[1]
Total Annual Portfolio Operating Expenses	1.09%	1.37%	1.09%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard Emerging Markets Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	111	347	601	1,329
Open Shares	139	434	750	1,646
R6 Shares	111	347	601	1,329

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey (and, as of May 2014, Qatar and United Arab Emirates).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 34.12% Worst Quarter: 12/31/08 -30.50%

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns Lazard Emerging Markets Equity Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	(0.80%)	15.80%	13.28%	8.04%	Jul. 15, 1994
Open Shares	(1.14%)	15.42%	12.95%	7.97%	Jan. 08, 1997
R6 Shares	(0.80%)	15.80%	13.28%	8.04%
After Taxes on Distributions Institutional Shares	(1.38%)	15.20%	12.00%	7.13%
After Taxes on Distributions and Sale of Portfolio Shares Institutional Shares	0.55%	13.18%	11.34%	6.77%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) (Institutional)	(2.60%)	14.79%	11.17%	6.05%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) (Open)	(2.60%)	14.79%	11.17%	6.85%